--------------------------------------------------------------------------------
[graphic]  ADVISOR CLASS SHARES                               February 17, 2000
--------------------------------------------------------------------------------
                                   SUPPLEMENT

                          TO THE MAY 1, 1999 PROSPECTUS

  This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                                                     [logo]
--------------------------------------------------------------------------------

On February 4, 2000, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Geewax, Terker & Co. ("Geewax Terker") as money manager of the Growth Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of Chicago Equity Partners ("Chicago Equity Partners") as the money manager of the Growth Fund, effective May 1, 2000. The appointment of Chicago Equity Partners will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and Chicago Equity Partners relating to the Growth Fund is substantially similar to that between Accessor Capital, Accessor Funds and Geewax Terker. Specifically, the fees paid to Chicago Equity Partners are based on the same fee schedule as that of Geewax Terker. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The Money Manager Agreement with Geewax Terker will remain in effect until April 28, 2000. Beginning May 1, 2000, Chicago Equity Partners will make investment decisions for the assets of the Growth Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Growth Fund's investment program with respect to these assets. Chicago Equity Partners is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Growth Fund's investment objective, policies and limitations.

In connection with the appointment of Chicago Equity Partners as the money manager of the Growth Fund, the following language is inserted in the following sections of the Advisor Class Prospectus:

On page 1, the following is added to the Summary and replaces the second and third paragraphs in their entirety:

The Fund invests primarily in stocks of companies chosen from the S&P 500 that Chicago Equity Partners ("Chicago Equity Partners"), the Fund's Money Manager, believes will outperform peer companies, while maintaining an overall risk level similar to that of the benchmark. The Money Manager attempts to exceed the performance of the S&P 500/BARRA Growth Index over a cycle of five years.

Chicago Equity Partners uses a disciplined structured investment approach and quantitative analytical techniques designed to identify stocks with the highest probability of outperforming their peers coupled with a portfolio construction process designed to keep the overall portfolio risk characteristics similar to that of the benchmark.

On page 20, the following replaces Management, Organization and Capital Structure -- Growth Fund in its entirety:

Money Manager Chicago  Equity  Partners,  231  South  LaSalle  Street,  Chicago,
              Illinois 60697


Chicago Equity Partners utilizes a team approach to managing portfolios. David Johnson is the Senior Portfolio manager responsible for the day to day management of the Fund. Mr. Johnson has been with Chicago Equity Partners and its predecessors for over 23 years.

For the first five calendar quarters of management of the Growth Fund, Chicago Equity Partners, will earn a management fee of 0.20% that consists of a basic fee of 0.10% and a portfolio management fee of 0.10%.

Prior to Chicago Equity Partners, Geewax, Terker & Company was the money manager of the Growth Fund. The former money manager managed the Fund from July 27, 1997 until April 28, 2000. Geewax Terker earned a management fee calculated and paid quarterly that consisted of a basic fee and a performance fee. This is the same fee structure that Chicago Equity Partners will earn once it has completed five complete calendar quarters. Beginning with the sixth calendar quarter of management by Chicago Equity Partners, the basic fee will be equal to an annual rate of 0.10 % of the Growth Fund's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Growth Fund's performance exceeds or trails that of the S&P 500/BARRA Growth Index during the applicable measurement period based on the following schedule:


                  Average Annual Performance                                              Total
                  Differential vs.                                         Annual         Annual
    Basic Fee     Benchmark Index                                      Performance Fee     Fee
    ---------     ---------------                                      ---------------     ---
    0.10%         Greater Than or Equal to 2.00%                             0.22%        0.32%
                  Greater Than or Equal to 1.00% and Less Than  2.00%        0.20%        0.30%
                  Greater Than or Equal to 0.50% and Less Than  1.00%        0.15%        0.25%
                  Greater Than or Equal to 0.00% and Less Than  0.50%        0.10%        0.20%
                  Greater Than or Equal to -0.50% and Less Than 0.00%        0.05%        0.15%
                  Less Than -0.50%                                           0.00%        0.10%

During the period from the sixth calendar quarter through the 13th calendar quarter of Chicago Equity Partners management of the Growth Fund, the applicable measurement period will be the entire period since the commencement of its management of the Growth Fund with the exception of the quarter immediately preceding the date of calculation. Commencing with the 14th quarter of Chicago Equity Partners management of the Growth Fund, the applicable measurement period will consist of the 12 most recent calendar quarters, except for the quarter immediately preceding the date of calculation.

--------------------------------------------------------------------------------
[GRAPHIC]  INVESTOR CLASS SHARES                              February 17, 2000
--------------------------------------------------------------------------------
                                   SUPPLEMENT

                          TO THE MAY 1, 1999 PROSPECTUS

  This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                                                     [logo]
--------------------------------------------------------------------------------

On February 4, 2000, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") approved the replacement of Geewax, Terker & Co. ("Geewax Terker") as money manager of the Growth Fund. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of Chicago Equity Partners ("Chicago Equity Partners") as the money manager of the Growth Fund, effective May 1, 2000. The appointment of Chicago Equity Partners will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and Chicago Equity Partners relating to the Growth Fund is substantially similar to that between Accessor Capital, Accessor Funds and Geewax Terker. Specifically, the fees paid to Chicago Equity Partners are based on the same fee schedule as that of Geewax Terker. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The Money Manager Agreement with Geewax Terker will remain in effect until April 28, 2000. Beginning May 1, 2000, Chicago Equity Partners will make investment decisions for the assets of the Growth Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Growth Fund's investment program with respect to these assets. Chicago Equity Partners is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Growth Fund's investment objective, policies and limitations.

In connection with the appointment of Chicago Equity Partners as the money manager of the Growth Fund, the following language is inserted in the following sections of the Investor Class Prospectus:

On page 1, the following is added to the Summary and replaces the second and third paragraphs in their entirety:

The Fund invests primarily in stocks of companies chosen from the S&P 500 that Chicago Equity Partners ("Chicago Equity Partners"), the Fund's Money Manager, believes will outperform peer companies, while maintaining an overall risk level similar to that of the benchmark. The Money Manager attempts to exceed the performance of the S&P 500/BARRA Growth Index over a cycle of five years.

Chicago Equity Partners uses a disciplined structured investment approach and quantitative analytical techniques designed to identify stocks with the highest probability of outperforming their peers coupled with a portfolio construction process designed to keep the overall portfolio risk characteristics similar to that of the benchmark.

On page 20, the following replaces Management, Organization and Capital Structure -- Growth Fund in its entirety:

Money  Manager  Chicago  Equity  Partners,  231 South LaSalle  Street,  Chicago,
                Illinois 60697


Chicago Equity Partners utilizes a team approach to managing portfolios. David Johnson is the Senior Portfolio manager responsible for the day to day management of the Fund. Mr. Johnson has been with Chicago Equity Partners and its predecessors for over 23 years.

For the first five calendar quarters of management of the Growth Fund, Chicago Equity Partners, will earn a management fee of 0.20% that consists of a basic fee of 0.10% and a portfolio management fee of 0.10%.

Prior to Chicago Equity Partners, Geewax, Terker & Company was the money manager of the Growth Fund. The former money manager managed the Fund from July 27, 1997 until April 28, 2000. Geewax Terker earned a management fee calculated and paid quarterly that consisted of a basic fee and a performance fee. This is the same fee structure that Chicago Equity Partners will earn once it has completed five complete calendar quarters. Beginning with the sixth calendar quarter of management by Chicago Equity Partners, the basic fee will be equal to an annual rate of 0.10 % of the Growth Fund's average daily net assets. The performance fee for any quarter depends on the percentage amount by which the Growth Fund's performance exceeds or trails that of the S&P 500/BARRA Growth Index during the applicable measurement period based on the following schedule:


                  Average Annual Performance                                              Total
                  Differential vs.                                         Annual         Annual
    Basic Fee     Benchmark Index                                      Performance Fee     Fee
    ---------     ---------------                                      ---------------     ---
    0.10%         Greater Than or Equal to 2.00%                             0.22%        0.32%
                  Greater Than or Equal to 1.00% and Less Than  2.00%        0.20%        0.30%
                  Greater Than or Equal to 0.50% and Less Than  1.00%        0.15%        0.25%
                  Greater Than or Equal to 0.00% and Less Than  0.50%        0.10%        0.20%
                  Greater Than or Equal to -0.50% and Less Than 0.00%        0.05%        0.15%
                  Less Than -0.50%                                           0.00%        0.10%

During the period from the sixth calendar quarter through the 13th calendar quarter of Chicago Equity Partners management of the Growth Fund, the applicable measurement period will be the entire period since the commencement of its management of the Growth Fund with the exception of the quarter immediately preceding the date of calculation. Commencing with the 14th quarter of Chicago Equity Partners management of the Growth Fund, the applicable measurement period will consist of the 12 most recent calendar quarters, except for the quarter immediately preceding the date of calculation.

================================================================================
                         DISTRIBUTION AND SERVICE PLAN
================================================================================

On February 15, 2000, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") terminated the Shareholder Service Plan of the Investor Class Shares of Accessor Funds. The Board also amended the Distribution Plan, which they renamed the Distribution and Service Plan, to incorporate any payments and services previously made under the Shareholder Service Plan. The termination of the Shareholder Service Plan and the amendment of the Distribution and Service Plan will not increase the cost of distribution and shareholder services to the Investor Class Shares, which will not exceed 0.25% annually of the Investor Class assets. The Directors also approved technical, conforming amendments to Accessor Fund's Rule 18f-3 Plan and the other related agreements.

In connection with the termination of the Shareholder Service Plan and the amendment of the Distribution and Service Plan, the following language replaces the section entitled "Distribution, Shareholder Service and Administrative Services Arrangements" in the Investor Class Prospectus in its entirety:

DISTRIBUTION AND SERVICE PLAN AND ADMINISTRATIVE SERVICES PLAN

Accessor Funds has adopted a Distribution and Service Plan that allows the Investor Class Shares of the Fund to pay financial intermediaries for sales and distribution-related activities and for providing non-distribution related shareholder services. The fee under the Distribution and Service Plan will not exceed 0.25% in the aggregate annually of the Investor Class assets.

Accessor Funds has also adopted an Administrative Services Plan which allows the Investor Class Shares of the Fund to pay financial intermediaries for non-distribution related administrative services provided to shareholders. The administrative services fees will not exceed 0.25% annually of the Investor Class assets.

                             ACCESSOR(R) FUNDS, INC.
                          1420 Fifth Avenue, Suite 3600
                                Seattle, WA 98101
                          (206) 224-7420/(800) 759-3504


                      Supplement dated February 17, 2000 to
                       Statement of Additional Information
                                Dated May 1, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AND SHOULD BE READ IN CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION. CAPITALIZED TERMS NOT DEFINED HEREIN SHOULD HAVE THE MEANINGS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

On February 4, 2000, the Board of Directors of Accessor Funds, Inc. (the "Fund") approved the replacement of Geewax, Terker & Company ("Geewax Terker") as money manager of the Growth Fund of Accessor Funds. The Board of Directors, including all of the Directors who are not "interested persons" of Accessor Funds, have approved the appointment of Chicago Equity Partners ("Chicago Equity Partners") as the money manager of the Growth Fund, May 1, 2000. The appointment of Chicago Equity Partners will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to Accessor Funds by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Accessor Capital Management LP ("Accessor Capital"), Accessor Funds and Chicago Equity Partners relating to the Growth Fund is substantially similar to that between Accessor Capital, Accessor Funds and Geewax Terker. Specifically, the fees paid to Chicago Equity Partners are based on the same fee schedule as that of Geewax Terker. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to other Money Manager Agreements with other money managers of Accessor Funds. The Money Manager Agreement with Geewax Terker will remain in effect until April 28, 2000. Beginning May 1, 2000, Chicago Equity Partners will make investment decisions for the assets of the Growth Fund allocated to it by Accessor Capital, and continuously review, supervise, and administer the Growth Fund's investment program with respect to these assets. Chicago Equity Partners is independent of Accessor Capital and discharges its responsibilities subject to Accessor Capital's and the Board of Directors' supervision and in a manner consistent with the Growth Fund's investment objective, policies and limitations.

In connection with the appointment of Chicago Equity Partners as the money manager of the Growth Fund, the following language is inserted in the following sections of the Statement of Additional Information:

On page B-29, the following is added to the end of the last complete paragraph:

A new Money Manager Agreement for the Growth Fund was approved by the Board of Directors, including all the Directors who are not "interested persons" of Accessor Funds and who have no direct or indirect interest in the Money Manager Agreement, on February 4, 2000, in connection with the change of Money Manager to Chicago Equity Partners.

On page B-30, the following replaces in its entirety the paragraph entitled "Geewax, Terker & Company":

     Chicago Equity Partners Corporation ("Chicago Equity Partners"), a Delaware Corporation and wholly owned subsidiary of Bank of America, is the Money Manager for the Growth Portfolio. The Money Manager expects to maintain a well-diversified portfolio of stocks in the Growth Portfolio, holding market representation in all major economic sectors. Chicago Equity Partners uses a disciplined, structured investment process to identify stocks that have a higher probability of outperforming peer companies.
     These stocks tend to have strong earnings growth and trade at reasonable multiple as compared to their peers. Once the highest ranked stocks are identified, Chicago Equity Partners builds portfolios that resemble the benchmark in terms of major risk components like industry and sector weight and market capitalization. As of December 31, 1999, Chicago Equity Partners managed assets of approximately $9.9 billion. Until April 28, 2000, Geewax, Terker & Company, a Pennsylvania partnership, was the Money Manager of the Growth Fund.


On Page B-32, the following replaces in its entirety the first two paragraphs under "Money Manager Fees":

Money Manager Fees. The fees paid to the Money Manager of a Fund are paid pursuant to a Money Manager Agreement among Accessor Funds on behalf of the individual Fund, Accessor Capital and the Money Manager. The fees are based on a percentage of the assets of the Fund and the performance of the Fund compared to a benchmark index after a specific number of complete calendar quarters of management by the Money Manager. Each Fund seeks to invest so that its investment performance equals or exceeds the total return performance of a relevant index (each a "Benchmark Index" and collectively the "Benchmark Indices"), set forth below. See Appendix A of the Prospectuses for a description of the Benchmark Indices.

For the first five complete calendar quarters managed by a Money Manager of each Fund (except the U.S. Government Money Fund and Small to Mid Cap Fund), such Fund will pay its respective Money Manager on a monthly basis based on the average daily net assets of the Fund managed by such Money Manager, as set forth in their respective Money Manager Agreements. With the exception of the Growth Fund whose Money Manager commenced operations on May 1, 2000, the Money Managers for the Value, Small to Mid Cap, International Equity, Intermediate Fixed-Income, Short-Intermediate Fixed-Income and Mortgage Securities Funds have completed five calendar quarters. During the first five calendar quarters of management, the Money Manager Fee has two components, the Basic Fee and Fund Management Fee. The Money Manager for the Growth Fund will earn on a monthly basis at the following annual fee rates, applied to the average daily net assets of the Fund, a Basic Fee of 0.10% and a Fund Management Fee of 0.10% for a total of 0.20%.

--------------------------------------------------------------------------------
                         DISTRIBUTION AND SERVICE PLAN
--------------------------------------------------------------------------------
On February 15, 2000, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") terminated the Shareholder Service Plan of the Investor Class Shares of Accessor Funds. The Board also amended the Distribution Plan, which they renamed the Distribution and Service Plan, to incorporate any payments and services previously made under the Shareholder Service Plan. The termination of the Shareholder Service Plan and the amendment of the Distribution and Service Plan will not increase the cost of distribution and shareholder services to the Investor Class Shares, which will not exceed 0.25% annually of the Investor Class assets. The Directors also approved technical, conforming amendments to Accessor Fund's Rule 18f-3 Plan and the other related agreements.

In connection with the termination of the Shareholder Service Plan and the amendment of the Distribution and Service Plan, the following language replaces the sections entitled "MULTI-CLASS STRUCTURE" in the Statement of Additional Information in its entirety:

MULTI-CLASS STRUCTURE

     On February 19, 1998, the Board of Directors of Accessor Funds, adopted a Rule 18f-3 Plan and established two classes of shares for the Funds, the Advisor Class and the Investor Class. The initial shares of Accessor Funds were redesignated as Advisor Class Shares. The Board of Directors of Accessor Funds, including a majority of the non-interested Directors (as defined in the Investment Company Act), voted in person at the Board meeting on February 15, 2000, to adopt an Amended Rule 18f-3 Plan (the "Amended Multi-Class Plan") pursuant to Rule 18f-3 under the Investment Company Act. The Directors determined that the Amended Multi-Class Plan is in the best interests of each class individually and Accessor Funds as a whole.

     Under the Amended Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     As described in the Amended Multi-Class Plan, Accessor Funds, on behalf of each Fund's Investor Class Shares, has adopted a Distribution and Service Plan and an Administrative Services Plan, each as described below. Pursuant to the appropriate plan, Accessor Funds may enter into arrangements with financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs (collectively "Service Organizations") who may provide distribution services and shareholder services and/or administrative and accounting services to or on behalf of their clients or customers who beneficially own Investor Class Shares. Investor Class Shares are intended to be offered directly from Accessor Funds and may be offered by Service Organizations to their clients or customers, which may impose additional transaction or account fees. Accessor Capital may enter into separate arrangements with some Service Organizations to provide accounting and/or other services with respect to Investor Class Shares and for which Accessor Capital will compensate the Service Organizations from its revenue.

     As described in the Amended Multi-Class Plan, Accessor Funds has not adopted a Distribution and Service Plan or Administrative Services Plan for the Advisor Class Shares. Advisor Class Shares shall be offered by Accessor Funds at NAV with no distribution, shareholder or administrative service fees paid by the Advisor Class Shares of the Funds. Advisor Class Shares are offered directly from Accessor Funds and may be offered through Service Organizations that may impose additional or different conditions on the purchase or redemption of Fund shares and may charge transaction or account fees. Accessor Funds, on behalf of the Advisor Class Shares, pays no compensation to Service Organizations and receives none of the fees or transaction charges. Accessor Capital may enter into separate arrangements with some Service Organizations to provide administrative, accounting and/or other services with respect to Advisor Class Shares and for which Accessor Capital will compensate the Service Organizations from its revenue.

     Distribution and Service Plan. Accessor Funds has adopted a Distribution and Service Plan (the "Distribution and Service Plan") under Rule 12b-1 ("Rule 12b-1") of the Investment Company Act with respect to the Investor Class Shares of each Fund. Under the terms of the Distribution and Service Plan, Accessor Funds is permitted, out of the assets attributable to the Investor Class Shares of each Fund (i) to make directly or cause to be made, payments for costs and expenses to third parties or (ii) to reimburse third parties for costs and expenses incurred in connection with providing distribution services, including but not limited to (a) costs of payments made to employees that engage in the distribution of Investor Class Shares; (b) costs relating to the formulation and implementation of marketing and promotional activities, including but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (c) costs of printing and distributing prospectuses, statements of additional information and reports of Accessor Funds to prospective holders of Investor Class Shares; (d) costs involved in preparing, printing and distributing sales literature pertaining to Accessor Funds and (e) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that Accessor Funds may, from time to time, deem advisable (the "Distribution Services"). Pursuant to the Distribution and Service Plan, each Fund may also make payments to Service Organizations who provide non-distribution related services, including but not limited to: personal and/or account maintenance services. Such services may include some or all of the following: (i) shareholder liaison services; (ii) providing information periodically to Clients showing their positions in Investor Class Shares and integrating such statements with those of other transactions and balances in Clients' other accounts serviced by the Service Organizations; (iii) responding to Client inquiries relating to the services performed by the Service Organizations; (iv) responding to routine inquiries from Clients concerning their investments in Investor Class Shares; and (v) providing such other similar services to Clients as Accessor Funds may reasonably request to the extent the Service Organizations are permitted to do so under applicable statutes, rules and regulations.

     Subject to the limitations of applicable law and regulations, including rules of NASD, the payments made directly to third parties for such distribution and service related costs or expenses, shall be up to but not exceed 0.25% of the average daily net assets of the Funds attributable to the Investor Class Shares. In the event the Distribution and Service Plan is terminated, the Investor Class Shares shall have no liability for expenses that were not reimbursed as of the date of termination.

     Any Service Organization entering into an agreement with Accessor Funds under the Distribution and Service Plan may also enter into an Administrative Services Agreement with regard to its Investor Class Shares, which will not be subject to the terms of the Distribution and Service Plan.

     The Distribution and Service Plan may be terminated with respect to Accessor Funds by a vote of a majority of the "non-interested" Directors who have no direct or indirect financial interest in the operation of the Distribution and Service Plan (the "Qualified Directors") or by the vote of a majority of the outstanding voting securities of the relevant class of Accessor Funds. Any change in the Distribution and Service Plan that would materially increase the cost to the class of shares of Accessor Funds to which the Distribution Service Plan relates requires approval of the affected class of shareholders of Accessor Funds. The Distribution and Service Plan requires the Board to review and approve the Distribution and Service Plan annually and, at least quarterly, to receive and review written reports of the amounts expended under the Distribution and Service Plan and the purposes for which such expenditures were made. The Distribution and Service Plan may be terminated at any time upon a vote of the Qualified Directors.

     Administrative Services Plan. Accessor Funds has adopted an Administrative Services Plan whereby Accessor Funds is authorized to enter into Administrative Service Agreements on behalf of the Investor Class Shares of the Funds (the "Agreements"), the form of which has been approved by the Board of Directors of Accessor Funds (the "Board") and each Agreement will be ratified by the Board of Directors at the next quarterly meeting after the arrangement has been entered into. Each Fund will pay an administrative services fee under the Administrative Services Plan at an annual rate of up to 0.25% of the average daily net assets of the Investor Class Shares of the Fund (the "Administrative Services Fee") beneficially owned by the clients of the Service Organizations. Provided, however, that no Fund shall directly or indirectly pay any distribution related amounts that will be allocated under Accessor Funds' Distribution and Service Plan. Administrative Services Fees may be used for payments to Service Organizations who provide administrative and support servicing to their customers who may from time to time beneficially own Investor Class Shares of Accessor Funds, which, by way of example, may include: (i) establishing and maintaining accounts and records relating to shareholders; (ii) processing dividend and distribution payments from the Fund on behalf of shareholders;
(iii) providing information periodically to shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders other accounts serviced by such financial institution;
(iv) arranging for bank wires; (v) providing transfer agent or sub-transfer agent services, recordkeeping, custodian or subaccounting services with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for such services; (vi) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with our service contractors; or (viii) providing such other similar services, which are not considered "service fees" as defined in the NASD Rule 2830(b)(9), as a Fund may reasonably request to the extent the Service Organization is permitted to do so under applicable laws, statutes, rules and regulations. The Administrative Services Plan may be terminated at any time by a vote of the Qualified Directors. The Directors shall review and approve the Administrative Services Plan annually and quarterly shall receive a report with respect to the amounts expended under the Administrative Services Plan and the purposes for which those expenditures were made

     The Directors believe that the Distribution and Service Plan and the Administrative Services Plan will provide benefits to Accessor Funds. The Directors believe that the multi-class structure may increase investor choice, result in efficiencies in the distribution of Fund shares and allow Fund sponsors to tailor products more closely to different investor markets. The Directors further believe that multiple classes avoid the need to create clone funds, which require duplicative portfolio and fund management expenses.

     The Distribution and Service Plan provides that it may not be amended to materially increase the costs which Investor Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of Investor Class, and by vote of a majority of both (i) the Directors of Accessor Funds and (ii) those Directors who are not "interested persons" of Accessor Funds (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Qualified Directors"), cast in person at a meeting called for the purpose of voting on the plans and any related amendments.

     The Administrative Services Plan and Distribution and Service Plan provide that each shall continue in effect so long as such continuance is specifically approved at least annually by the Directors and the Qualified Directors defined above, and that the Directors shall review at least quarterly, a written report of the amounts expended pursuant to each plan and the purposes for which such expenditures were made.

     The Distribution and Service Plan provides that expenses payable under the plan shall be accrued and paid monthly, subject to the limit that not more that 0.25% of the average daily net assets attributable to the Investor Class Shares may be used to pay distribution or service related expenses.